Related party disclosures	12 Months Ended
Dec. 31, 2025
Related party disclosures [Abstract]
Related party disclosures
20. Related party disclosures

There have been no transactions with related parties, other than share options granted to members of key management, in the year ended December 31, 2025, that had a material effect on the financial position or performance of the Group (2024: none). For further information, see Note 18 “Share-based compensation”.

Key Management Compensation

Key management are those persons who have the authority and responsibility for planning, directing and controlling the activities of the Group. Key management is comprised of executive officers and the Board of Directors who served during the reporting period.

	Year ended December 31,
	2025	2024	2023
	$’000	$’000	$’000
Salary and related expenses	1,622	1,870	1,421
Pension contributions	85	61	-
Share-based compensation expense	7,444	1,227	590
Other compensation	-	260	-
	9,151	3,418	2,011